INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Current and Non-Current Inventories

	Notes	September 30, 2017	December 31, 2016
Finished goods		$59.4	$49.1
Ore stockpiles		5.3	9.1
Mine supplies		144.8	149.7
		209.5	207.9
Ore stockpiles included in other non-current assets	13	167.6	156.0
		$377.1	$363.9